Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Variable Insurance Funds
Entity Central Index Key	0000857490
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000012148 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Index Portfolio
Class Name	Real Estate Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Index Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Real Estate Index Portfolio	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Subindustries within the index had disparate results, with 10 of 17 posting negative returns. REITs for data centers, offices, and multifamily residences were the biggest drag on performance. However, gains in other subindustries—REITs for health care and industrials, and real estate services—more than offset the declines elsewhere.
  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Real Estate Index Portfolio	3.11%	4.51%	5.08%
Real Estate Spliced Index	3.31%	4.76%	5.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,079,000,000
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 18,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$1,079
Number of Portfolio Holdings	153
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$18

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Data Center REITs	8.7%
Health Care REITs	15.5%
Industrial REITs	11.0%
Multi-Family Residential REITs	7.8%
Other Specialized REITs	6.3%
Real Estate Services	8.6%
Retail REITs	13.8%
Self-Storage REITs	5.4%
Single-Family Residential REITs	3.7%
Telecom Tower REITs	9.6%
Other Assets and Liabilities—Net	9.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000012152 [Member]
Shareholder Report [Line Items]
Fund Name	Total Stock Market Index Portfolio
Class Name	Total Stock Market Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Total Stock Market Index Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Each of the benchmark's 11 industry sectors posted positive returns for the 12 months. Information technology, communication services, and financials contributed most to results.
  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio	16.93%	12.98%	14.10%
S&P Total Market Index	17.05%	13.07%	14.22%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 6,361,000,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$6,361
Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Vanguard Variable Insurance Funds—Equity Index Portfolio	88.4%
Vanguard Extended Market Index Fund Admiral Shares	11.7%
Other Assets and Liabilities—Net	(0.1%)
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000012156 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Index Portfolio
Class Name	Equity Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Index Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Equity Index Portfolio	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Each of the benchmark’s 11 industry sectors posted positive returns for the 12 months. Information technology, the index’s largest sector by weight, contributed most to results. Communication services and financials were also among the top performers.
  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Equity Index Portfolio	17.70%	14.27%	14.66%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 13,227,000,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 290,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$13,227
Number of Portfolio Holdings	506
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$290

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Communication Services	10.6%
Consumer Discretionary	10.4%
Consumer Staples	4.7%
Energy	2.8%
Financials	13.4%
Health Care	9.6%
Industrials	8.1%
Information Technology	34.4%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000012160 [Member]
Shareholder Report [Line Items]
Fund Name	Mid-Cap Index Portfolio
Class Name	Mid-Cap Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid-Cap Index Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors posted positive returns. Information technology and industrials contributed most to results. Other notable contributors included consumer discretionary, financials, and utilities. Consumer staples was the sole detractor.
  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio	11.54%	8.46%	10.77%
CRSP US Mid Cap Index	11.70%	8.62%	10.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 3,227,000,000
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 51,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$3,227
Number of Portfolio Holdings	291
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$51

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	2.7%
Consumer Discretionary	15.5%
Consumer Staples	5.0%
Energy	6.6%
Financials	13.8%
Health Care	7.9%
Industrials	19.7%
Real Estate	5.6%
Technology	13.3%
Telecommunications	0.9%
Utilities	8.9%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000102905 [Member]
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Portfolio
Class Name	Conservative Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Conservative Allocation Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Conservative Allocation Portfolio	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The Fund targets an asset allocation of approximately 40% stocks and 60% bonds by investing in a range of underlying Vanguard funds. Total International Stock Index Fund Admiral Shares had the highest return, at 32.18%. The Variable Insurance Funds Equity Index Portfolio returned 17.70%, Extended Market Index Fund Admiral Shares returned 11.42%, the Variable Insurance Funds Total Bond Market Index Portfolio returned 6.94%, and Total International Bond Index Fund Admiral Shares returned 2.96%.
  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Conservative Allocation Portfolio	12.73%	4.22%	6.14%
Conservative Allocation Composite Index	12.90%	4.48%	6.38%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 531,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$531
Number of Portfolio Holdings	6
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	42.0%
Vanguard Variable Insurance Funds—Equity Index Portfolio	21.2%
Vanguard Total International Bond Index Fund Admiral Shares	18.0%
Vanguard Total International Stock Index Fund Admiral Shares	16.1%
Vanguard Extended Market Index Fund Admiral Shares	2.8%
Other Assets and Liabilities—Net	(0.1%)
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Fund was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Fund was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000102906 [Member]
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Portfolio
Class Name	Moderate Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Moderate Allocation Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Moderate Allocation Portfolio	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The Fund targets an asset allocation of approximately 60% stocks and 40% bonds by investing in a range of underlying Vanguard funds. Total International Stock Index Fund Admiral Shares had the highest return, at 32.18%. The Variable Insurance Funds Equity Index Portfolio returned 17.70%, Extended Market Index Fund Admiral Shares returned 11.42%, the Variable Insurance Funds Total Bond Market Index Portfolio returned 6.94%, and Total International Bond Index Fund Admiral Shares returned 2.96%.
  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Moderate Allocation Portfolio	16.19%	6.51%	8.14%
Moderate Allocation Composite Index	16.41%	6.83%	8.43%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 742,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$742
Number of Portfolio Holdings	6
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Vanguard Variable Insurance Funds—Equity Index Portfolio	31.8%
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	27.8%
Vanguard Total International Stock Index Fund Admiral Shares	24.4%
Vanguard Total International Bond Index Fund Admiral Shares	11.8%
Vanguard Extended Market Index Fund Admiral Shares	4.2%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Fund was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Fund was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000192542 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Index Portfolio
Class Name	Global Bond Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Index Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Global Bond Index Portfolio	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Returns were positive for most countries. By maturity, U.S. bonds in the 5- to 15-year range performed best. Outside the U.S., longer-term bonds posted negative returns. Both inside and outside the United States, the lowest-rated bonds performed best.
  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: September 7, 2017, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/7/2017)
Vanguard Variable Insurance Funds - Global Bond Index Portfolio	5.69%	-0.41%	1.59%
Global Bond Composite Index	5.95%	-0.28%	1.73%
Bloomberg Global Aggregate Float Adjusted Index	8.67%	-1.72%	0.64%

Performance Inception Date	Sep. 07, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 636,000,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$636
Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	70.0%
Vanguard Total International Bond Index Fund Admiral Shares	30.0%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000192543 [Member]
Shareholder Report [Line Items]
Fund Name	Total International Stock Market Index Portfolio
Class Name	Total International Stock Market Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Total International Stock Market Index Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Five of the six geographic categories represented in the index contributed to performance, led by Europe, the Pacific region, and emerging markets.
  All 11 industry sectors recorded positive returns for the 12 months. Financials contributed the most, followed by industrials, technology, basic materials, and consumer discretionary.
  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: September 7, 2017, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/7/2017)
Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio	32.04%	7.88%	7.20%
FTSE Global All Cap ex US Index	31.95%	8.04%	7.41%
MSCI All Country World Index ex USA Net	32.39%	7.91%	7.25%

Performance Inception Date	Sep. 07, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 2,454,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$2,454
Number of Portfolio Holdings	8
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	28.2%
Vanguard Developed Markets Index Fund Admiral Shares	28.1%
Vanguard Emerging Markets Stock Index Fund Admiral Shares	19.0%
Vanguard European Stock Index Fund Admiral Shares	12.0%
Vanguard Pacific Stock Index Fund Admiral Shares	8.1%
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	2.9%
Vanguard FTSE Canada All Cap Index ETF	1.8%
Other Assets and Liabilities—Net	(0.1%)
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Fund was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Fund was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature